Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Office equipment	14,488	14,488	1,862
Leasehold improvements	246,332	246,332	31,663
Motor Vehicles	350,082	350,082	44,998
Less: accumulated depreciation	(342,506)	(418,357)	(53,774)
Net book value	268,396	192,545	24,749

Depreciation expense of property and equipment totaled HK$75,851 (US$9,751) and HK$70,017 for the years ended March 31, 2025 and 2024, respectively.